Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 01, 2021	Oct. 31, 2020	Jan. 01, 2020	Jul. 01, 2019
Related Party Transactions (Details) [Line Items]
Loan receivable from related party		$ 92,831
Percentage of shareholder of the Company				4.99%	19.00%	35.00%	4.90%
Expenses paid on behalf of the company		$ 4,000	$ 179,503
Related party transaction, description			the Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000. See NOTE 9 for details.
Xiangdong Wen [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shareholder of the Company	10.40%
Zhen Fan [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shareholder of the Company	9.40%